SUBSEQUENT EVENTS (Details) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2018 USD ($)	Dec. 31, 2016 EUR (€)	Apr. 30, 2018 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Subsequent Event [Line Items]
Cash | $					$ 36
Accounts receivable | $					175
Fixed assets | $					108
Other assets | $					14
Goodwill | $					232
Total identifiable assets acquired | $					565
Notes payables banks | $					14
Accouts payable | $					23
Accrued expenses and other current liabilities | $					155
Other liabilities | $					147
Total liabilities assumed | $					339
Total identifiable assets acquired and liabilities assumed | $					$ 226
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of Consideration of acquistion		100.00%
Subsequent Event [Member] | Directors and Officers [Member]
Subsequent Event [Line Items]
Shares issued | shares				3,400,000
Share price | $ / shares				$ 0.66
Euro Member Countries, Euro [Member]
Subsequent Event [Line Items]
Cash | €						€ 29
Accounts receivable | €			€ 269			142
Fixed assets | €			25			88
Other assets | €						11
Goodwill | €						188
Total identifiable assets acquired | €			808			458
Notes payables banks | €						11
Accouts payable | €			51			19
Accrued expenses and other current liabilities | €						126
Other liabilities | €						119
Total liabilities assumed | €			108			275
Total identifiable assets acquired and liabilities assumed | €			700			€ 183
Consideration of acquisition | €	[1]		€ 100
Euro Member Countries, Euro [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration of acquisition | $		$ 183

[1]	Amounts are reflected in accrued expenses and other liabilities on the balance sheet at December 31, 2016.